Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Restricted cash	$ 792,204	$ 1,062
Residual value	5.00%
Grants received	$ 231,918	1,061,274	$ 194,001
Shipping and handling costs	26,307,998	15,299,849	20,290,231
Advertising costs	$ 213,972	78,305	8,513
Percentage of tax benefit	50.00%
PRC tax authorities term	5 years
Cash and cash equivalents	$ 1,324,809	5,878,434
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping and handling costs	$ 172,465	$ 191,671	$ 181,556